1933 Act
                                                                     Rule 497(j)
                                                                       VIA EDGAR
                                                                       ---------

                                                                    May 30, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      PHLVIC Variable Universal Life Account
         PHL Variable Insurance Company
         File No. 333-76778

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-6 pursuant to Rule 485(b) on May 30, 2003.

Please direct any questions regarding this filing to the undersigned at 860.403.5788.

                                    Very truly yours,


                                    /s/ Richard J. Wirth
                                    ----------------------------------------
                                    Richard J. Wirth, Vice President and
                                    Insurance & Investment Products Counsel
                                    The Phoenix Companies, Inc.